SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Policies)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
Cash and cash equivalents

These are financial assets classified at amortized cost or measured at fair value through profit or loss maintained in order to meet short-term cash commitments and not for investment or other purposes. The Company and its subsidiaries consider cash equivalents a short-term investment readily convertible into a known amount of cash and subject to insignificant risk of change in value. Short-term investments are classified as cash equivalents when redeemable within 90 days.

Trade accounts receivable

These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date, as well as other trade accounts receivable related to the sale of cell phones, SIM cards, accessories, advertising and rent of IT equipment (“Soluciona TI” product).

The Company measures the provision for estimated loss for impairment in an amount equal to the loss of credit expected for a lifetime.

Inventories

These are evaluated and presented at the lower of average acquisition cost and net realizable value, whichever is lower. These include resale materials such as cellphones, SIM cards, prepaid cards, accessories, consumption materials and maintenance. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell.

Estimated impairment losses are set up for materials and devices considered obsolete or whose carrying amounts are in excess of those usually sold by the Company within a reasonable period. Additions and reversals of estimated impairment losses and inventory obsolescence are included in cost of goods sold (Note 25).

Prepaid expenses

These are stated at amounts effectively disbursed referring to services contracted but not yet incurred. Prepaid expenses are allocated to the income statements to the extent that related services are rendered, and economic benefits are obtained.

INCOME AND SOCIAL CONTRIBUTION TAXES

a.1) Current taxes

Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.

Current income and social contribution taxes related to items directly recognized in equity are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.

a.2) Deferred taxes

Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes; and (ii) on deductible temporary differences related to investments in subsidiaries, where deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date; and (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.

Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.

Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.

The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.

Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.

Investments

The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.

Joint control is the contractually agreed sharing of a control, only existing when decisions about relevant activities call for unanimous agreement by the parties sharing control.

Control is obtained when the Company is exposed or has the right to variable returns based on its involvement with the investee and has the capacity of affecting those returns through the power exercised over an investee.

Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The income statement reflects the portion of the results of operations of the investees.

When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.

The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.

After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the income statements.

When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the income statements.

Foreign exchange variations in Aliança’s equity (jointly-controlled entity) are recognized in the Company’s equity in other comprehensive income (“Effects on conversion of investments abroad”, Note 23).

Property, plant and equipment

It is stated at acquisition and/or construction cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the borrowing costs for long-term construction projects if the recognition criteria are met and is stated net of ICMS (State VAT) credits, which were recorded as recoverable taxes.

Asset costs are capitalized until the asset becomes operational. Costs incurred after the asset becomes operational and that do not improve the functionality or extend the useful life of the asset are immediately recognized on an accrual basis. When significant parts of fixed assets are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciation. Likewise, expenses that represent asset improvement (expanded installed capacity or useful life) are capitalized. All the other repair and maintenance costs are recognized in the income statement as incurred.

The present value of the expected cost for the decommissioning of property, plant and equipment items (towers and equipment on leased property) is capitalized at the cost of the respective asset matched against the provision for dismantling obligations (Note 19) and depreciated over the useful lives of the related assets, which do not exceed the lease term.

Depreciation is calculated by the straight-line method over the useful lives of assets at rates that take into account the estimated useful lives of assets based on technical analyses. The assets’ residual values, useful lives and methods of depreciation are reviewed on a yearly basis, adjusted prospectively, if appropriate. Useful lives in terms of depreciation rates are reviewed annually by the Company.

Property, plant and equipment items are written off when sold or when no future economic benefit is expected from their use or sale. Any gains or losses arising from write-off of assets (measured as the difference between the net disposal proceeds and the net carrying amount of the asset) are recognized in the income statement in the year in which the asset is written off.

Intangible assets

Intangible assets acquired separately are measured at cost upon their initial recognition. The cost of an intangible asset acquired in a business combination is its fair value at the acquisition date.

After initial recognition, intangible assets are stated at acquisition and/or buildup cost, net of amortization and accumulated provision for impairment, where applicable. Intangible assets generated internally, excluding capitalized development costs, are not capitalized, and the expense is reflected in the income statement for the year in which it is incurred.

The useful lives of intangible assets are considered finite or indefinite.

•Intangible assets with finite useful lives are amortized over their economic useful lives under the straight-line method and are tested for impairment whenever there is any indication of impairment loss. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed on an annual basis.

Changes in the estimated useful life or the expected pattern of consumption of future economic benefits embodied in an asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the income statement in the cost/expense category consistent with the function of the intangible assets.

•Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be justifiable. Otherwise, changes in useful life – from indefinite to finite - are carried out prospectively. Goodwill generated upon investment acquisition is treated as an intangible assets with indefinite useful lifes.

Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and recognized in the income statement on disposal.

Goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, recorded at fair value on the acquisition date, and the fair value of any non-controlling interest in the acquiree.

For each business combination, the Company measures non-controlling interests in the acquiree either at its fair value or on the basis of its proportional share in the identifiable net assets of the acquiree. Costs directly attributable to an acquisition are recorded as expenses, as incurred.

Upon acquiring a business, the Company assesses financial assets acquired and liabilities assumed so as to classify and allocate them in accordance with contractual terms, economic circumstances and relevant conditions on the acquisition date, including the segregation, by the acquiree, of embedded derivatives existing in host contracts in the acquiree.

In the event a business combination is conducted in stages, the ownership interest previously held in the acquiree’s capital is reassessed at fair value on the date control is acquired, and any impacts are recognized in the income statement.

Any contingent portion to be transferred by the acquirer shall be recognized at fair value on the acquisition date. Subsequent changes in the fair value of the contingent portion to be considered as an asset or liability is recognized in the income statement. Contingent consideration on acquisition of a business that is not classified as equity is subsequently measured at fair value through profit or loss, whether or not included in the scope of IFRS 9.

Goodwill is initially measured as excess transferred payment amount in relation to acquired net assets (identifiable net assets acquired, and liabilities assumed). If consideration is lower than the fair value of acquired net assets, the difference must be recognized as a gain in the income statement.

After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to the CGUs that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a CGU and part of the operation within that CGU is disposed of, the goodwill associated with that operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is allocated based on the relative fair values of the disposed operation and the portion of the CGU retained.

Impairment of nonfinancial assets

The Company annually reviews the net carrying amount of assets in order to evaluate events or changes in economic, operating or technological circumstances that may indicate impairment losses. When such evidence is found, and net carrying amount exceeds recoverable amount, a provision for impairment is recorded so as to adjust the net carrying amount to the recoverable amount.

The recoverable amount of an asset or a CGU is defined as the higher of value in use and net sales value.

Upon estimation of the value in use of an asset or cash-generating unit, estimated future cash flows are discounted at present value using a discount rate Weighted Average Cost of Capital “WACC” which reflects the weighted rate between (i) the cost of capital (including specific risks) based on the Capital Asset Pricing Model; and (ii) the debt these components being applicable to the asset or CGU before taxes.

Whenever possible, the net sale value is determined based on a firm sale agreement executed on an arm’s length basis between knowledgeable and willing parties, adjusted by expenses attributable to the sale of assets or, when there is no firm sale agreement, based on the market price of an active market, or on the latest transaction price involving similar assets.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased.

A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine an asset’s or CGU recoverable amount since the last impairment loss was recognized. Any reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount or exceeds the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the income statement.

The following assets have specific characteristics for impairment testing:

•Goodwill: Goodwill is tested for impairment annually at the reporting date or earlier when circumstances indicate that the carrying amount may be impaired. Where the recoverable amount is lower than the carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

•Intangible assets: Intangible assets with indefinite useful lives are tested for impairment annually at the reporting date either individually or at the CGU level, as appropriate, and when circumstances indicate that the carrying amount may be impaired.

•Determination of value in use: The key assumptions used to estimate value in use are: (i) revenues (projected considering the growth in customer base, growth in market revenue against GDP and the Company’s share of this market); (ii) variable costs and expenses (projected in accordance with the dynamics of the customer base, and fixed costs are projected in line with the historical performance of the Company, as well as with revenue growth); and (iii) capital investments (estimated considering the technological infrastructure necessary to enable the provision of services).

Key assumptions were based on the Company’s historical performance and reasonable macroeconomic assumptions grounded on financial market projections, documented and approved by the Company’s management.

PROVISIONS AND CONTINGENCIES

Provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, when it is probable that economic benefits are required to settle the obligation and a reliable estimate of the value of the obligation can be made. Provision is restated at the balance sheet date considering the likely amount of loss and the nature of each contingency.

Provision amounts for contingencies are presented at their gross amount, less the corresponding judicial deposits, and are classified as provision for civil, labor, tax and regulatory contingencies.

Judicial deposits are classified as assets given that the conditions required for their net presentation with provision do not exist.

Provision for civil, labor, tax and regulatory legal claims

The Company and its subsidiaries are parties to administrative, labor, tax, civil and regulatory claims, and accounting provision amounts have been recorded in respect of claims whose likelihood of loss was classified as probable. The assessment of the likelihood of loss includes an analysis of available evidence, the hierarchy of laws, available case law, the latest court decisions law and their relevance in the legal system, as well as the opinion of outside legal counsel. Provision is reviewed and adjusted considering changes in existing circumstances, such as the applicable statute of limitations, tax audit conclusions, or additional exposures identified based on new matters or court decisions.

Provision for decommissioning of assets

This refers to costs to be incurred due to returning sites to owners (locations intended for tower and equipment installation on leased property) in the same condition as these were found at the time of execution of the initial lease agreement.

These costs are provisioned at the present value of amounts expected to settle the obligation using estimated cash flows and are recognized as part of the cost of the corresponding asset. The cash flows are discounted at a current pre-tax rate that reflects the risks specific to decommissioning of assets. The financial effect of the discount is recorded as incurred and recognized in the income statement as a finance cost. The estimated future costs of decommissioning are reviewed annually and adjusted as appropriate. Changes in the estimated future costs or in the discount rate applied are added to, or deducted from, the cost of the asset.

Contingent liabilities recognized in a business combination

A contingent liability recognized in business combination is initially measured at fair value.

This refers to contingent liabilities arising from Purchase Price Allocation generated on acquisition of the controlling interest of Vivo Part. in 2011 and GVTPart. in 2015.

Loans, financing and debentures

These are financial liabilities measured initially and recognized at fair value, net of costs incurred to obtain them and subsequently measured at amortized cost (plus pro-rata charges and interest), considering the effective interest rate of each operation, or at fair value through profit or loss.

They are classified as current unless the Company has the unconditional right to settle the liability for at least 12 months after the closing date of the year.

Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires more than 18 months to be completed for use or sale purposes are capitalized as part of the cost of the corresponding asset. The Company did not capitalize borrowing and financing costs and debentures due to the absence of qualifying assets.

All other costs of loans, financing and debentures are recorded in expense in the period in which they are incurred. The costs of loans, financing and debentures comprise interest and other costs incurred.

NET OPERATING REVENUE

Recognition of revenues from services and goods

With the adoption of IFRS 15 on January 1, 2018, for packages combining various fixed network, mobile, data, internet or television products or services, total revenue is now allocated to each performance obligation based on its independent selling prices in relation to the total consideration of the package and recognized when (or as soon as) the obligation is met, regardless of whether or not items are delivered. When packages include a discount on the equipment, there is an increase in revenues recognized for the sale of handsets and other equipment, to the detriment of ongoing service revenue over subsequent periods. To the extent that the packages are marketed at a discount, the difference between the revenue from the sale of equipment and the consideration received from the customer in advance is recognized as a contractual asset in the statement of financial position.

Revenues correspond substantially to the value of the consideration received or receivable arising from the provision of telecommunications, communications, sales of goods, advertising and other revenues, and are presented net of taxes, rebates and returns (in the case of sale of goods), incident on them.

Revenues from sales of public telephone cards and prepaid cellular recharge credits, as well as the respective taxes due are deferred and recognized in income as services are effectively rendered.

Revenues from leasing contracts for equipment classified as financial leasing ("Soluciona IT" product) are recognized at the installation of the equipment, at which time the actual transfer of risk occurs. Revenues are recognized at the present value of future minimum contract payments.

Revenue from the sale of appliances to dealers is accounted for at the time of delivery and not at the time of sale to the final customer.

Revenues from services and goods are basically subject to the following indirect taxes: ICMS or ISS (as the case may be), PIS and COFINS, as the case may be.

Customer Loyalty Program

The Company has a loyalty points program that enables customers to accumulate points when they pay bills regarding the usage of the services offered. The accumulated points may be exchanged for telephone sets or services, conditional upon obtaining a minimum balance of points by the customer. The consideration received is allocated to the cost of sets or services at fair value. The fair value of points is determined by dividing the amount of discount granted by the number of points necessary for the redemption based on the points program. The portion of revenue related to the fair value of the accumulated balance of points generated is deferred and recognized as revenue upon redemption of points. The number of points to be accounted for is determined through statistical techniques that consider assumptions and historical data on expected redemption rates, expiration percentages and cancellation of points, among other factors.

FINANCIAL INCOME (EXPENSES)

These include interest, and monetary and exchange variations arising from short-term investments, derivative transactions, loans, financing, debentures, present value adjustments of transactions that generate monetary assets and liabilities and other financial transactions. These are recognized on an accrual basis when earned or incurred by the Company.

For all financial instruments measured at amortized cost and interest-yielding financial assets classified as financial assets at fair value through other comprehensive income, interest income or expense is recognized using the effective interest method, which exactly discounts estimated future cash payments or receipts over the expected life of the financial instrument or, where appropriate, a shorter period, to the net carrying amount of the financial asset or liability.

Share-based payments plans

The Company and subsidiaries measure the cost of transactions settled with shares issued by the parent company (Telefónica), to its officers and employees.

The Company and its subsidiaries measure the cost of transactions settled with employees and officers based on shares issued by the parent company (Telefónica), by reference to the fair value of the shares at the date at which they are granted, using the binomial valuation model. This fair value is charged to the income statement over the period until the vesting date.

The Company and its subsidiaries reimburse Telefónica for the fair value of the benefit delivered on the grant date to the officers and employees.

Pension plans and other post-employment benefits

The Company and its subsidiaries individually sponsor pension funds of post-retirement benefits for active and retired employees, in addition to a multisponsor supplementary retirement plan and health care plan for former employees. Contributions are determined on an actuarial basis and recorded on an accrual basis. Liabilities relating to defined benefit plans are determined based on actuarial evaluations at each year-end, in order to ensure that sufficient reserves have been set up for both current and future commitments.

Actuarial liabilities related to defined benefit plans were calculated using the projected unit credit method. Actuarial gains and losses are recognized immediately in equity (in other comprehensive income).

For plans with defined contribution characteristics, the obligation is limited to the contributions payable, which are recognized in the P&L in the respective accrual periods.

The asset or liability related to defined benefit plan to be recognized in the financial statements corresponds to the present value of the obligation for the defined benefit (using a discount rate based on long-term National Treasury Notes - “NTNs”), less the fair value of plan assets that will be used to settle the obligations. Plan assets are assets held by a privately-held supplementary pension plan entity. Plan assets are not available to the Company’s creditors or those of its subsidiaries and cannot be paid directly to the Company or its subsidiaries. The fair value is based on information on market prices and, in the case of securities quoted, on the purchase price disclosed. The value of any defined benefit asset then recognized is limited to the present value of any economic benefits available as a reduction in future plan contribution from the Company. Actuarial costs recognized in the income statement are limited to the service cost and cost of interest on the defined benefit plan obligation. Any changes in the measurement of plan assets and obligations are initially recognized in other comprehensive income, and immediately reclassified to retained earnings in P&L.

The Company and its subsidiaries manages and individually sponsors a health care plan for retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/98 (which provides for private health care and health insurance plans). As provided for in Articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees.

Financial Instruments - Initial recognition and subsequent measurement

a.1) Financial assets

Initial recognition and measurement

On initial recognition, a financial asset is classified in the following measurement categories: (i) at fair value through profit or loss; (ii) at amortized cost; or (iii) at fair value through other comprehensive income, depending on the situation.

The classification of financial assets according to IFRS 9 is generally based on the business model in which a financial asset is managed and its characteristics of contractual cash flows.

The Company’s consolidated financial assets include cash and cash equivalents, trade accounts receivable, short-term investments pledged as collateral and derivative financial instruments.

Subsequent measurement

Subsequent measurement of financial assets depends on their classification, as follows:

Financial assets at fair value through profit or loss: these assets are subsequently measured at fair value. Net income, including interest, is recognized directly in income.

Financial assets at amortized cost: these assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in income. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets at fair value through other comprehensive income: these assets are subsequently measured at fair value. Interest income is calculated using the effective interest method, and foreign exchange gains and losses and impairment are recognized in profit or loss. Other net income is recognized in other comprehensive income. In derecognition, the accumulated result in other comprehensive income is reclassified to the income statement.

Derecognition

A financial asset (or, whenever the case, a part of a financial asset, or a part of a group of similar financial assets) is derecognized when:

•The rights to receive the cash flows from the asset have expired;

•The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (i) the Company has transferred substantially all the risks and rewards of the asset, or (ii) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

a.2) Impairment of financial assets

The Company and its subsidiaries evaluate, at the balance sheet date, if there is any objective evidence indicating that the financial asset or group of financial assets is not recoverable. A loss only exists if, and only if, there is objective evidence of impairment as a result of one or more events that have occurred after initial recognition of the asset (a “loss event” occurred) and such event has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reasonably estimated.

The carrying amount of an asset is reduced by a provision and the loss amount is recognized in the income statement. If, in a subsequent year, estimated impairment increases or decreases due to an event after impairment recognition, impairment loss previously recognized will be adjusted accordingly. Should a written-off asset be recovered in the future, such recovery is recognized in the income statement.

a.3) Financial liabilities

Initial recognition and measurement

Upon initial recognition, the Company’s financial liabilities are classified in the following categories:   financial liabilities measured at fair value through profit or loss and other financial liabilities.

Financial liabilities are initially recognized at fair value plus, in the case of loans and financing, transaction cost directly attributable thereto.

The Company’s consolidated financial liabilities include trade accounts payable, loans and financing, debentures, finance lease agreements, contingent payments and derivative financial instruments.

Subsequent measurement

Measurement of financial liabilities depends on their classification, as follows:

Financial liabilities at fair value through profit or loss: financial liabilities are designated at initial recognition at fair value through profit or loss. This category also includes derivative financial instruments contracted, except those designated as derivative financial instruments of cash flow hedge. Interest, monetary and exchange variations and changes arising from the valuation at fair value, when applicable, are recognized in the income statement when incurred.

Financial liabilities at amortized cost: after initial recognition, loans and financing subject to interest are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the income statement at the time of write-off of liabilities, as well as during the amortization process using the effective interest rate method.

Derecognition

A financial liability is derecognized when the obligation has been revoked, cancelled or has expired.

When an existing financial liability is replaced by another of the same lender, and the terms of the instruments are substantially different, or when the terms of an existing debt instrument are substantially modified, this replacement or modification is treated as derecognition of the original liability and recognition of a new liability, and the difference in the corresponding carrying amounts is recognized in the income statement.

a.4) Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Fair value measurement is based on the assumption that the transaction to sell the asset or transfer the liability will take place (i) in the principal market for the asset or liability; or (ii) in the absence of a principal market, in the most advantageous market for that asset or liability.

The Company and or its subsidiaries must have access to the principal (or most advantageous) market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing an asset or liability, assuming that market participants act in their best economic interests.

Fair value measurement of a non-financial asset takes into consideration the capacity of a market participant to generate economic benefits through the best use of the asset or selling it to another market participant that would also make the best use of the asset.

The Company and its subsidiaries use adequate valuation techniques in the circumstances and for which there is sufficient data to measure the fair value, that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs.

For assets and liabilities recurrently recognized in the financial statements, the Company determines whether there were transfers between the hierarchy levels, revaluating the classification (based on the lowest level input that is significant to the overall fair value measurement) at the end of each reporting period.

For the purposes of fair value disclosures, the Company and its subsidiaries determined classes of assets or liabilities based on the nature, characteristics and risks of those assets or liabilities and the fair value hierarchy level, as mentioned above.

a.5) Financial instruments - net

Financial assets and liabilities are presented net in the balance sheet if, and only if, there is a current enforceable legal right to offset the amounts recognized and if there is an intention to offset or realize the asset or settle the liability simultaneously.

Derivative financial instruments and hedge accounting

a.6) Derivative financial instruments and hedge accounting

IFRS 9 introduced a new accounting record model for hedges, which is less restrictive, which aligns the accounting treatment with risk management activities by requiring an economic relationship between the hedged item and the hedging instrument and that the coverage ratio is the same as the entity applies to its risk management. With this new model, the documentation criteria for hedging relationships are modified and improvements are included in the disclosures about hedging activities.

The Company uses derivative financial instruments, such as currency and interest rate swaps or currency non- deliverable forward contracts to hedge against currency risks.

Derivative financial instruments designated in hedge transactions are initially recognized at fair value on the date on which the derivative contract is entered into, and subsequently revalued also at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive and as financial liabilities when the fair value of the instrument is negative.

Any gains or losses resulting from changes in fair value of derivatives during the year are posted directly to the income statement, except for the effective portion of cash flow hedges, which is recognized directly in equity as other comprehensive income and subsequently reclassified to P&L when the hedged item affects P&L.

On the inception initial recognition of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting, the risk management objective and strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the hedged risk, the nature of unhedged risks, the prospective statement of hedge effectiveness and how the Company shall assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk.

For the purpose of hedge accounting, hedges are classified as cash flow hedges and fair value hedges.

Cash flow hedges

Cash flow hedges meeting the recording criteria are accounted for as follows: (i) the portion of gain or loss from the hedge instrument determined as an effective hedge shall be recognized directly in equity (other comprehensive income), and (ii) the ineffective portion of gain or loss from the hedge instrument shall be recognized in the income statement.

When the Company’s documented risk management strategy for any given hedge relationship excludes from the hedge effectiveness evaluation any particular component of gain or loss or the corresponding cash flows from the hedge instrument, that gain or loss component is recognized in financial income (expenses).

Amounts recorded in other comprehensive income are immediately transferred to the income statement when the hedged transaction affects P&L. When a hedged item is the cost of a non-financial asset or liability, amounts recorded in equity are transferred at the initial carrying amount of the non-financial assets and liabilities.

If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover (as part of the hedging strategy), or if its designation as a hedge is revoked, or when the hedge fails to meet the hedge accounting criteria, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the forecast transaction occurs or the firm commitment is fulfilled.

The Company's contracts are classified as cash flow hedges when they provide protection against changes in cash flows that are attributable to a particular risk associated with a recognized liability that may affect the profit or loss and fair value when they provide protection against exposure to changes in the fair value of the identified part of certain liabilities that is attributable to a particular risk (exchange variation) and may affect the profit or loss.

Fair value hedges

Fair value hedges meeting the accounting criteria are accounted for as follows: (i) gain or loss from changes in fair value of a hedge instrument shall be recognized in the income statement as finance costs; and (ii) gain or loss from a hedged item attributable to the hedged risk shall adjust the recorded amount of the hedged item to be recognized in the income statement, as finance costs.

For fair value hedges relating to items carried at amortized cost, any adjustment to carrying amount is amortized through profit or loss over the remaining term of the hedge using the effective interest method.  The effective interest rate amortization may begin as soon as any adjustment exists and no later than the point that the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged.

If the hedged item is derecognized, the unamortized fair value is recognized immediately in the income statement.

When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.

Classification between current and non-current

Derivative financial instruments are classified as current and non-current or segregated into short and long-term portions based on an evaluation of the contractual cash flows.

When the Company maintains a derivative as an economic hedge (and does not apply hedge accounting), for a period exceeding 12 months after the balance sheet date, the derivative is classified as non-current (or segregated into current and non-current portions), in line with the classification of the corresponding item.

Derivative instruments that are designated as effective hedging instruments are classified consistently with the classification of the underlying hedged item.

The derivative instrument is segregated into current and non-current portions only when amounts can be reliably allocated.

Lease

The classification of an agreement as a commercial lease is based on substantive issues related to the use of an asset or specific assets, or even the right to use a given asset, on the initial date of its execution.

Finance lease agreements: By means of these agreements, the Company assumes substantially all risks and rewards relating to ownership of a leased item. These are capitalized at the lease inception at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Initial direct costs incurred in the transaction are added to cost, where applicable. Payments of finance lease agreements are allocated to financial charges and reduction of finance lease liabilities in order to obtain the constant interest rate on the outstanding liability balance. Implicit interest recognized in liabilities is allocated to the income statement over the lease term using the effective interest rate method.

Leased assets are depreciated according to their estimated useful lives or the lease term, whichever is shorter.

The Company and its subsidiaries are parties to the following finance lease agreements:

•As lessee: lease agreements for transmission equipment and media arising from a joint construction agreement with another telecom operator, based on an optical network linked to the power transmission line, interconnecting the northern Brazilian cities to the Company’s national backbone and lease of towers and rooftops (arising from sale and finance leaseback, for which the net carrying amount of the assets upon disposal remained unchanged, a liability was recognized at the present value of minimum lease payments and deferred income was recorded at the difference between the selling price and the mentioned present value (Note 21).

•As lessor: Lease agreements for IT equipment (“Soluciona TI” product) for which the Company recognizes revenue, upon inception, at the present value of lease payments matched against accounts receivable (Note 4).

The difference between the nominal amount of lease payments and recorded accounts receivable/payable are recognized as finance income/expenses using the effective interest method over the lease term.

At December 31, 2018, property, plant and equipment and intangible assets included net residual amounts of R$269,076 (R$280,103 as at December 31, 2017), in which the Company is a leaser of financial leasing operations.

Operating lease: These are lease agreements where the lessor holds a significant portion of risks and rewards, where effects are recognized in the income statements for the year over the contractual term.